RELATED PARTIES - Transactions with related parties (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
RELATED PARTIES
Accounts receivable, non-current	₽ 10,787	₽ 2,545
Short-term investments	17,790	12,086
Accounts receivable, current	5,872	6,385
Right-of-use assets	4,526	1,359
Bank loans to customers - non-current	4,150	612
Advances given for property, plant and equipment	3,866	1,380
Bank loans to customers - current	1,677	2,244
Purchases of property, plant and equipment, intangible assets and other assets	1,244	6,647
Cash and cash equivalents	282	938
Other investments	149	149
Bank deposits and liabilities, current	(41,198)	(42,642)
Dividends payable	(11,747)	0
Lease obligations, non-current	(5,160)	(1,007)
Bank deposits and liabilities, non-current	(153)	(1,044)
Lease obligations, current	(763)	(185)
Accounts payable	(558)	(1,301)
Revenue	(4,932)	(4,352)	₽ (3,349)
Operating (income) / expenses	(1,137)	2,396	4,053
Finance income	(1,662)	(1,398)	₽ (1,267)
Interest expenses under lease arrangements	₽ 447	₽ 135